SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

7. SHAREHOLDERS' EQUITY

Series A Preferred Stock

        On March 17, 2017 we held the closing of a private placement offering (the "Offering") of 680 Units of preferred stock securities, at a purchase price of $1,000 per Unit and on March 28, 2017, we consummated a second closing of the Offering and issued and sold an additional 511 Units of its securities, at a purchase price of $1,000 per Unit. Each "Unit" consisted of (i) one share of the Company's 1% Series A Convertible Preferred Stock, par value $0.001 per share, with a Stated Value of $1,040 per share (the "Series A Preferred Stock"), and (ii) a warrant (the "Investor Warrant") to purchase 223 shares of the Company's common stock, par value $0.001 per share ("Common Stock"), exercisable from issuance until two years after the date of the initial closing of March 17, 2017 at an exercise price of $3.50 per share (subject to adjustment in certain circumstances).

        We entered into subscription agreements for the Units (the "Subscription Agreements") with certain accredited investors (as such term is defined in the Rule 501 under the Securities Act of 1933, as amended (the "Securities Act")) (the "Subscribers"). The Subscription Agreements contained customary representations and warranties of the Company and the Subscribers, and indemnification of the Company and the Placement Agent (as defined below) by the Subscribers.

        The Company received an aggregate of $1,191,000 in gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses, in connection with the sale of the Units. The Company expects to use the net proceeds of $981,737 from the sale of the Units for general corporate purposes and to further its business interests in the Republic of Guinea, including, but not limited to the drilling of an exploration well on the Company's offshore Concession.

        At the March 17, 2017 closing, we issued to the Subscribers an aggregate of: (i) 680 units of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 151,640 shares of Common Stock and at the March 28, 2017 closing we issued to the Subscribers (as defined below) an aggregate of (i) 511 units of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 113,953 shares of Common Stock.

        Subscribers in the Offering have an option (the "Subscriber Option") to purchase their pro rata share of up to an aggregate of $3,000,000 in additional Units following the effective date of the registration statement registering for resale the shares of Common Stock issuable upon conversion of the Series A Preferred Stock and exercise of the Investor Warrants and Placement Agent Warrants (as defined below), which we filed on May 1, 2017, and which became effective on June 22, 2017.

        On March 17, 2017, the Company filed a Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (the "Certificate of Designations") with the Secretary of State of the State of Delaware, authorizing, and establishing the voting powers, designations, preferences, limitations, restrictions and relative rights of, the Series A Preferred Stock. The Certificate of Designations was adopted by resolution of the Company's Board of Directors pursuant to the Company's Certificate of Incorporation, as amended, which vests in the Company's Board of Directors with the authority to provide for the authorization and issuance of one or more series of preferred stock of the Company within the limitations and restrictions set forth therein. The Certificate of Designations contains the following key terms:

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Each holder of Series A Preferred Stock is entitled to receive dividends payable on the Stated Value of such Series A Preferred Stock at the rate of 1% per annum, which shall be cumulative and be due and payable in Common Stock on the applicable conversion date or in cash in the case of a redemption of the Series A Preferred Stock by the Company.

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Shares of Series A Preferred Stock are redeemable, in whole or in part, at the option of the Company, in cash, at a price per share equal to 115% of the Stated Value plus 115% of accrued but unpaid dividends.

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In the event of any liquidation, dissolution or winding up of the Company, holders of Series A Preferred Stock will be entitled to receive, out of assets available therefor, an amount equal to 115% of the Stated Value of their shares plus 115% of any accrued but unpaid dividends.

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The Series A Preferred Stock is convertible at the option of the holder, in whole or in part, into shares of Common Stock at any time since June 22, 2017. If no conversion has taken place within nine months after the date of the closing, the Series A Preferred Stock, plus any accrued but unpaid dividends, will automatically convert into shares of Common Stock.

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The conversion price per share of Common Stock in either event is the lesser of (i) $2.75 per share (subject to adjustment in certain circumstances), or (ii) 80% of the lowest closing price during 21 consecutive trading days ending on the trading day immediately prior to the conversion date, subject to a floor of $0.25 per share (which floor is subject to "full ratchet" adjustment in certain circumstances if we issue Common Stock (or Common Stock equivalents) in the aggregate amount of not less than $1,000,000 at a price below $0.25 per share of Common Stock, and to proportionate adjustment in certain other circumstances).

•	Except in certain limited circumstances affecting the rights of the holders of Series A Preferred Stock or as required by law, holders of the Series A Preferred Stock will not have voting rights.
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Until the date that is six months following the date of the closing, the Company will not authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to the Series A Preferred Stock, without the consent of holders of no less than 66 2/3% of the then-outstanding shares of Series A Preferred Stock.

        We also agreed in the Subscription Agreements that until the date that is 12 months following the closing, we will not create or allow to be created any security interest, lien, charge or other encumbrance on any of our or our subsidiaries' rights under or interests in the Hydrocarbon Production Sharing Contract between SCS Corporation Ltd. and the Republic of Guinea, dated September 22, 2006, as amended to date or hereafter, that secures the repayment of indebtedness of the Company or any of its subsidiaries for money borrowed.

        Katalyst Securities, LLC (the "Placement Agent"), a U.S. registered broker-dealer, was engaged by the Company as placement agent for the Offering, on a reasonable best effort basis. We agreed to pay to the Placement Agent (and any sub agent) a cash commission of 9% of the gross purchase price paid by the Subscribers for the Units (including for Units that may be issued upon exercise of the Subscriber Option), and to issue to the Placement Agent (and any sub agent) warrants to purchase a number of shares of Common Stock equal to 7% of the number of shares of Common Stock initially issuable upon conversion of the shares of Series A Preferred Stock at a fixed price of $2.75 per share contained in the Units sold in Offering (including Units that may be issued upon exercise of the Subscriber Option), at the exercise price of $3.00 per share (the "Placement Agent Warrants").

        We also agreed to reimburse the Placement Agent for certain expenses related to the Offering. At the March 17, 2017 closing, we paid the Placement Agent $61,200 of cash fees and issued to the Placement Agent or its designees Placement Agent Warrants to purchase an aggregate of 18,002 shares of Common Stock as well as $45,990 of cash fees and issued to the Placement Agent or its designees Placement Agent Warrants to purchase an aggregate of 13,528 shares of Common Stock for the March 28, 2017 closing. The Placement Agency Agreement between the Company and the Placement Agent contains customary representations, warranties and covenants of and indemnifications by the parties.

Investor Warrants

        As part of its Series A convertible preferred stock financing , on March 17, 2017 closing, we issued to the Subscribers an aggregate of: (i) 680 units of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 151,640 shares of Common Stock and at the March 28, 2017 closing we issued to the Subscribers (as defined below) an aggregate of (i) 511 units of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 113,953 shares of Common Stock. The exercise price is subject to weighted average anti-dilution provisions. The investor warrants are exercisable at any time at the option of the holder until the second annual anniversary of the first closing of the financing which was March 17, 2017.

        The combined fair value of the investor warrants at first and second closing of the financing was estimated to be $181,931, which also approximates fair value as of March 31, 2017.The following are weighted average assumptions:

Three Months Ended March 31, 2017
Expected term (in years)	1.96
Expected volatility%	130%
Risk-free interest rate%	2.39%
Expected dividend yield%	0.0%

        The fair value of the investor warrants of $181,931 was recorded as warrants derivative liability in the accompanying balance sheets as of March 31, 2017 and June 30, 2016. Change in the fair value of the warrants is recognized in the condensed consolidated statements of operations. The change in fair value for the three months ended March 31, 2017 was immaterial.

Placement Agent Warrants

        As part of the placement agent's fees, Katalyst Securities, received warrants to purchase 31,529 shares of the Company's stock at the exercise price of $3.00 per share. The exercise price is subject to weighted average anti-dilution provisions. The placement agent warrants are exercisable at any time at the option of the holder until the second annual anniversary of the first closing of the financing which was March 17, 2017.

        The Company estimated the aggregate fair value of the warrants issued to the placement agent to be $22,985, which also approximates its fair value at March 31, 2017. This value was considered part of total equity issuance cost of $232,078 and allocated between reduction to additional paid-in capital and a charge to general administrative and other operating costs of $35,451 based on relative values of investor warrants and preferred stock relative to proceeds from issuance.

        The placement agent warrants were valued using the following weighted average assumptions:

Three Months Ended March 31, 2017
Expected term (in years)	1.96
Expected volatility%	130%
Risk-free interest rate%	2.39%
Expected dividend yield%	0.0%

        The Investor Warrants and the Placement Agent Warrants have provisions for the "weighted average" adjustment of their exercise price in the event that we issue shares of Common Stock (or Common Stock equivalents) for a consideration per share less than the exercise price then in effect, subject to certain exceptions.

        In connection with the Offering, we also entered into a Registration Rights Agreement (the "Registration Rights Agreement") with each of the Subscribers and the holders of the Placement Agent Warrants, which requires the Company to file a Registration Statement with the SEC within 45 days after the closing, registering for resale (i) all shares of Common Stock issued or issuable upon conversion of the Series A Preferred Stock (including any shares of Series A Preferred Stock issued pursuant to the Subscriber Option described above), and (ii) all shares of Common Stock issued or issuable upon exercise of the Investor Warrants (including any Investor Warrants issued pursuant to the Subscriber Option described above) and the Placement Agent Warrants (including any that may be issued upon exercise of the Subscriber Option), and to use its commercially reasonable efforts to cause the Registration Statement to be declared effective no later than 135 days after the closing. We also granted to the holders of the registrable shares certain "piggyback" registration rights until two years after the effectiveness of the Registration Statement.

        If the Registration Statement is not filed with, or declared effective by, the SEC within the specified deadlines set forth above, or the Registration Statement ceases to be effective or otherwise cannot be used for a period specified in the Registration Rights Agreement, or trading of the Common Stock on the Company's principal market is suspended or halted for more than three consecutive trading days (each, a "Registration Event"), monetary penalties payable by the Company to the holders of registrable shares that are affected by such Registration Event will commence to accrue at a rate equal to 12% per annum of the purchase price paid for each Unit purchased, for the period that such Registration event continues, but not exceeding in the aggregate 5% of such purchase price.

        On March 28, 2017, we also entered into an amendment to the Subscription Agreements (the "Amendment") with Subscribers that purchased the Units in the initial closing of the Offering on March 17, 2017, and with the Subscribers in this closing, to expand the scope of a right of first refusal contained in the Subscription Agreement. As so amended, the Subscription Agreement provides that if, following the termination of the Offering and prior to December 17, 2017, the Company determines to offer for sale or to accept an offer to purchase any additional shares of common stock or securities convertible into or exercisable or exchangeable for shares of common stock (subject to certain limitations and adjustments described therein) for consideration consisting of cash and/or outstanding debt of the Company, each Subscriber who previously purchased Units in the Offering will have an option to purchase such Subscriber's pro rata share of such securities on the same terms and conditions on which such securities are proposed to be issued, exercisable on the terms set forth in the Subscription Agreement.

Beneficial Conversion Feature

        The Company determined that the conversion feature in the Preferred Stock represented a beneficial conversion feature. The fair value of the common stock ranging from $ 1.60 to 1.75 per share on the Commitment Dates was greater than the effective conversion price of $ 0.47 per share of common stock, representing a beneficial conversion feature of $ 2.6 million in aggregate. Since the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature was limited to the amount of the proceeds allocated to the convertible instrument. Accordingly, $1,009,069 was recorded as a reduction (the discount) to the additional paid-in capital. The Discount resulting from the allocation of value to the beneficial conversion feature is required to be amortized on a non-cash basis from the issuance date over a six-month period, or fully amortized upon an accelerated date of redemption or conversion, and recorded as a preferred dividend. The preferred dividend was immaterial to this quarter ended March 31, 2017. The preferred dividend when recorded will be charged against additional paid-in capital since no retained earnings were available.

6. SHAREHOLDERS' EQUITY Common Stock issuances There were no stock options or warrants exercised during the years ended June 30, 2016 or 2015.